Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of cash flows - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Previously Reported [Member]
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	$ 190,767,360	$ 190,767,360
Change in value of Class A common stock subject to possible redemption	(92,070)	(2,257,980)
As Previously Reported [Member]
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption	(190,767,360)	(190,767,360)
Change in value of Class A common stock subject to possible redemption	92,070	2,257,980
As Restated [Member]
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A common stock subject to possible redemption
Change in value of Class A common stock subject to possible redemption